ACCRUED AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
SUMMARY OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	December 31, 2023	March 31, 2023
Deferred sales revenues	$369,726	$246,811
Liability associated with uncertain tax positions	925,785	925,795
Accrued interest payable	-	536,123
Payroll and employee benefits	302,276	329,762
Lease liability, current portion	33,790	41,385
Other accruals	1,113,570	701,161
	$2,745,147	$2,781,037

Accrued and other current liabilities consist of the following:

	As of March 31,
	2023	2022
Deferred sales revenues	$246,811	$547,217
Liability associated with uncertain tax positions	925,795	921,987
Accrued interest payable	536,123	26,926
Payroll and employee benefits	329,762	478,360
Settlement liability, current portion	-	341,919
Lease liability, current portion	41,385	134,578
Other accruals	552,894	628,795
	$2,632,770	$3,079,782